Share-based payments - Performance share units (Narrative) (Details) - PSUs	12 Months Ended
Sep. 30, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period for PSUs	4 years
Class A subordinate shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares per PSU to which participants are entitled (in shares)	1